Stock Options Awards and Grants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity and related information for the 2016 Incentive Stock Option Plan from December 31, 2018 to March 31, 2019 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	955,000	0.29	3.40	461,251
Grants	15,000	1.15	4.81	-
Exercised	-	-	-	-
Canceled	(1,500)	0.05	-	(629)
Outstanding at March 31, 2019	968,500	$0.28	3.49	$460,622
Exercisable at March 31, 2019	531,250	$0.28	3.49	$258,090

A summary of the stock option activity and related information for the Company’s 2016 Incentive Stock Option Plan from December 31, 2017 to December 31, 2018 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2015	-
Grants	1,000,000	$0.01	5.00	$387,450
Exercised	-
Canceled	-
Outstanding at December 31, 2016	1,000,000	$0.01	3.19	$387,450
Grants	150,000	1.83	4.35	165,477
Exercised	(100,000)	0.01	-	(38,745)
Canceled	-
Outstanding at December 31, 2017	1,050,000	$0.27	3.35	514,182
Exercisable at December 31, 2017	-	$-	-	$-
Outstanding at December 31, 2017	1,050,000	$0.27	3.35	$514,182
Grants	30,000	0.03	4.89	-
Exercised	(100,000)	0.01	-	(38,475)
Canceled	(25,000)	0.03	-	(14,456)
Outstanding at December 31, 2018	955,000	0.29	3.40	461,251
Exercisable at December 31, 2018	106,250	$0.26	2.98	$120,063